Revenue - Disaggregation of revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue	$ 2,401.9	$ 2,076.0	$ 1,974.3	$ 1,767.7	$ 2,052.7	$ 1,709.3	$ 1,700.6	$ 1,461.3	$ 8,219.9	$ 6,923.9	$ 6,215.7
Americas
Disaggregation of Revenue [Line Items]
Revenue									5,724.7	4,600.2	4,124.3
EMEA
Disaggregation of Revenue [Line Items]
Revenue									999.8	863.3	755.5
APAC
Disaggregation of Revenue [Line Items]
Revenue									1,495.4	1,460.4	1,335.9
Property, facilities and project management | Over time
Disaggregation of Revenue [Line Items]
Revenue									4,877.5	4,101.1	3,587.7
Property, facilities and project management | Americas | Over time
Disaggregation of Revenue [Line Items]
Revenue									3,369.6	2,650.3	2,290.2
Property, facilities and project management | EMEA | Over time
Disaggregation of Revenue [Line Items]
Revenue									371.1	278.6	235.7
Property, facilities and project management | APAC | Over time
Disaggregation of Revenue [Line Items]
Revenue									1,136.8	1,172.2	1,061.8
Leasing | At a point in time
Disaggregation of Revenue [Line Items]
Revenue									1,927.7	1,635.9	1,580.3
Leasing | Americas | At a point in time
Disaggregation of Revenue [Line Items]
Revenue									1,487.5	1,229.3	1,219.8
Leasing | EMEA | At a point in time
Disaggregation of Revenue [Line Items]
Revenue									266.1	256.9	231.5
Leasing | APAC | At a point in time
Disaggregation of Revenue [Line Items]
Revenue									174.1	149.7	129.0
Capital markets | At a point in time
Disaggregation of Revenue [Line Items]
Revenue									962.7	741.1	626.1
Capital markets | Americas | At a point in time
Disaggregation of Revenue [Line Items]
Revenue									702.4	531.4	431.5
Capital markets | EMEA | At a point in time
Disaggregation of Revenue [Line Items]
Revenue									173.6	153.9	128.0
Capital markets | APAC | At a point in time
Disaggregation of Revenue [Line Items]
Revenue									86.7	55.8	66.6
Valuation and other | At a point in time or over time
Disaggregation of Revenue [Line Items]
Revenue									452.0	445.8	421.6
Valuation and other | Americas | At a point in time or over time
Disaggregation of Revenue [Line Items]
Revenue									165.2	189.2	182.8
Valuation and other | EMEA | At a point in time or over time
Disaggregation of Revenue [Line Items]
Revenue									189.0	173.9	160.3
Valuation and other | APAC | At a point in time or over time
Disaggregation of Revenue [Line Items]
Revenue									$ 97.8	$ 82.7	$ 78.5